Expense Example (Capital Appreciation Trust, USD $)	12 Months Ended
May 01, 2011
Series I, Capital Appreciation Trust
Expense Example:
Year 1	$ 81
Year 3	252
Year 5	439
Year 10	978
Series II, Capital Appreciation Trust
Expense Example:
Year 1	101
Year 3	315
Year 5	547
Year 10	1,213
Series NAV, Capital Appreciation Trust
Expense Example:
Year 1	76
Year 3	237
Year 5	411
Year 10	$ 918